Investment properties (Tables)	12 Months Ended
Dec. 31, 2017
Investment properties
Reconciliation of the carrying amount of investment properties

	2017	2016

	£m	£m
At 1 January	14,646	13,422
Additions:
Resulting from property acquisitions	2,009	1,338
Resulting from expenditure capitalised	39	189
Disposals	(591)	(632)
Net gain from fair value adjustments	415	273
Net foreign exchange differences	(21)	97
Transfers to held for sale assets	—	(41)

At 31 December	16,497	14,646

Schedule of minimum future rentals receivable on non-cancellable operating leases of freehold investment properties
	2017	2016

	£m	£m
Less than 1 year	322	314
1 to 5 years	1,073	1,077
Over 5 years	2,286	2,634

Total	3,681	4,025